Common Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Disclosure of equity attributable to owners of parent [Abstract]
Disclosure Of Equity Attributable To Owners Of Parent Explanatory [Text Block]
Note 28 Common Shareholders’ Equity

Subscribed and paid-up Capital

As of December 31, 2021, 2020 and 2019, the Company’s capital shows a balance of ThCh$ 562,693,346, divided into 369,502,872 shares of common stock without face value, entirely subscribed and paid-up. The Company has issued only one series of common shares. Such common shares are registered for trading at the Santiago Stock Exchange and the Chilean Electronic Stock Exchange, and at the New York Stock Exchange /NYSE), evidenced by ADS (American Depositary Shares), with an equivalence of two shares per ADS (Se
e
Note 1 - General information letter A)
).

The Company has not issued any others shares or convertible instruments during the period, thus changing the number of outstanding shares as of December 31, 2021, 2020 and 2019.

Capital Management

The main purpose, when managing shareholder’s capital, is to maintain an adequate credit risk profile and a healthy capital ratio, allowing the access of the Company to the capitals market for the development of its medium and long term purposes and, at the same time, to maximize shareholder’s return.

Earnings per share

The basic earnings per share is calculated as the ratio between the net income (loss) for the period attributable to equity holders of the parent and the weighted average number of valid outstanding shares during such term.

The diluted earnings per share is calculated as the ratio between the net income (loss) for the period attributable to equity holders of the parent and the weighted average additional common shares that would have been outstanding if it had become all ordinary potential dilutive shares.
The information used for the calculation of the earnings as per each basic and diluted share is as follows:

Earnings per share	For the years ended as of December 31,
	2021	2020	2019
Net income attributable to equity holders of the controlling company (ThCh$)	199,162,731	96,152,272	130,141,692
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	539.00	260.22	352.21
Net income attributable to equity holders of the controlling company (ThCh$)	199,162,731	96,152,272	130,141,692
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	539.00	260.22	352.21

As of
December 31, 2021, 2020 and 2019
, the Company has not issued any convertible or other kind of instruments creating diluting effects.

Distributable net income

In accordance with Circular No. 1945 from the CMF on November 4, 2009, the Board of Directors agreed that the net distributable income for the year 2009 will be that reflected in the financial statements attributable to equity holders of the parents, without adjusting it. The above agreement remains in effect for the year ended
December 31, 2021
.

Dividends

The Company’s dividends policy consists of annually distributing at least 50% of the net distributable profit of the year.

As of
December 31, 2021, 2020 and 2019
, the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
256	01-04-2019	Interim	140.0000	2018
257	04-29-2019	Final	358.33030	2018
258	12-26-2019	Interim	75.0000	2019
259	04-24-2020	Final	179.95079	2019
260	12-30-2020	Interim	56.0000	2020
261	04-23-2021	Final	139.16548	2020
262	10-29-2021	Interim	200.0000	2021
263	12-03-2021	Eventual	447.0000	Retained earnings

On December 5, 2018, at the Ordinary Board of Directors’ Meeting it was agreed to pay the interim Dividend No. 256, amounting to ThCh$ 51,730,402 corresponding to Ch$ 140 per share. This dividend was paid on January 4, 2019.

In the Ordinary Shareholders’ Meeting of Compañía Cervecerías Unidas S.A., on April 17, 2019, it was agreed, with charge to the profits of the year 2018, the distribution of a final Dividend No. 257 of ThCh$ 358.33030 per share, increasing the amount total to distribute to ThCh$ 132,404,074. This dividend was paid on April 29, 2019.

On December 4, 2019, at the Ordinary Board of Directors’ Meeting it was agreed to pay the interim Dividend No. 258, amounting to ThCh$ 27,712,715 corresponding to Ch$ 75 per share. This dividend was paid on December 26, 2019.

In the Ordinary Shareholders’ Meeting of Compañía Cervecerías Unidas S.A. on April 15, 2020, it was agreed to charge the profits of the year 2019 the distribution of a final Dividend No. 259 of Ch$ 179.95079 per share. The total amount to distribute was ThCh$ 66,492,334. This dividend was paid on April 24, 2020.

In the Ordinary Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A. on December 2, 2020, it was agreed to charge the profits of the year 2020 the distribution of an interim Dividend No. 260 of Ch$ 56 per share. The total amount to distribute was ThCh$ 20,692,161. This dividend was paid on December 30, 2020.
At the Ordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A. held on April 14, 2021, the shareholders agreed to the distribution of a final Dividend No. 261 in the amount of Ch$ 139.16548 per share, for a total amount to be distributed of ThCh$ 51,422,043 charged to 2020 profits. This dividend was paid on April 23, 2021.

In the Ordinary Session of the Board of Directors’ Meeting of Compañía Cervecerías Unidas S.A., dated October 6, 2021, it was agreed, charged to the profits of the 2020 fiscal year, the distribution of an Interim Dividend No. 262 of $ 200 per share, ascending the total amount to distribute to ThCh$ 73,900,574. This dividend was paid on October 29, 2021.

At the Extraordinary Shareholders' Meeting of Compañía Cervecerías Unidas S.A., dated November 24, 2021, the distribution of an Eventual Dividend No. 263 of $ 447 per share was approved, with a charge to retained earnings, raising the total amount to be distributed to ThCh$ 165,167,784. This dividend was paid on December 3, 2021.

Consolidated Statement of Comprehensive Income

Comprehensive income and expenses are detailed as follows:

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	2,168,254	(585,430)	1,582,824
Gains (losses) on exchange differences on translation (1)	109,288,972	-	109,288,972
Reserve of Actuarial gains and losses on defined benefit plans	5,216,580	(1,444,133)	3,772,447
Total comprehensive income As of December 31, 2021	116,673,806	(2,029,563)	114,644,243

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	4,068,855	(1,098,591)	2,970,264
Gains (losses) on exchange differences on translation (1)	(55,220,514)	-	(55,220,514)
Reserve of Actuarial gains and losses on defined benefit plans	(1,859,692)	488,246	(1,371,446)
Total comprehensive income As of December 31, 2020	(53,011,351)	(610,345)	(53,621,696)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	345,986	(93,416)	252,570
Gains (losses) on exchange differences on translation (1)	17,077,670	-	17,077,670
Reserve of Actuarial gains and losses on defined benefit plans	(4,127,305)	1,107,699	(3,019,606)
Total comprehensive income As of December 31, 2019	13,296,351	1,014,283	14,310,634
(1)	These concepts will be reclassified to the Statement of Income when it’s settled .
Reserves affecting other comprehensive income

The movement of other comprehensive income is detailed as follows:

a)	As of December 31, 2021 :

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	15,703,753	-	-	15,703,753
Cash flow hedges	-	2,168,254	-	2,168,254
Gains (losses) from defined benefit plans	-	-	5,216,580	5,216,580
Deferred taxes	-	(585,430)	(1,444,133)	(2,029,563)
Inflation adjustment of subsidiaries in Argentina	93,585,219	-	-	93,585,219
Total changes in equity	109,288,972	1,582,824	3,772,447	114,644,243
Equity holders of the parent	102,229,659	1,812,733	3,580,153	107,622,545
Non-controlling interests	7,059,313	(229,909)	192,294	7,021,698
Total changes in equity	109,288,972	1,582,824	3,772,447	114,644,243

b)	As of December 31, 2020 :

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(125,344,149)	-	-	(125,344,149)
Cash flow hedges	-	4,068,855	-	4,068,855
Gains (losses) from defined benefit plans	-	-	(1,859,692)	(1,859,692)
Deferred taxes	-	(1,098,591)	488,246	(610,345)
Inflation adjustment of subsidiaries in Argentina	70,123,635	-	-	70,123,635
Total changes in equity	(55,220,514)	2,970,264	(1,371,446)	(53,621,696)
Equity holders of the parent	(52,043,623)	2,968,182	(1,298,021)	(50,373,462)
Non-controlling interests	(3,176,891)	2,082	(73,425)	(3,248,234)
Total changes in equity	(55,220,514)	2,970,264	(1,371,446)	(53,621,696)

c)	As of December 31, 2019:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(70,932,096)	-	-	(70,932,096)
Cash flow hedges	-	345,986	-	345,986
Gains (losses) from defined benefit plans	-	-	(4,127,305)	(4,127,305)
Deferred taxes	-	(93,416)	1,107,699	1,014,283
Inflation adjustment of subsidiaries in Argentina	88,009,766	-	-	88,009,766
Total changes in equity	17,077,670	252,570	(3,019,606)	14,310,634
Equity holders of the parent	16,122,893	249,503	(2,887,580)	13,484,816
Non-controlling interests	954,777	3,067	(132,026)	825,818
Total changes in equity	17,077,670	252,570	(3,019,606)	14,310,634
Other Reserves

The reserves that are a part of the Company’s equity are as follows:

Currency Translation Reserves
: This reserve originated from the translation of
foreign subsidiaries’ and joint ventures financial statements which functional currency is different from the presentation currency of the Consolidated Financial Statements and inflation adjustment of subsidiaries in Argentina. As of
December 31, 2021
, 2020 and 2019, it amounts to a negative reserve of ThCh$
51,745,399
, ThCh$
153,975,058
and ThCh$ 101,931,435, respectively.

Hedge reserve
: This reserve originated from the hedge accounting application of financial derivatives. The reserve is reversed at the end of the hedge agreement, or when the transaction ceases qualifying hedge accounting, whichever is first. The reserve effects are transferred to income. As of
December 31, 2021
, 2020 and 2019, ThCh$
5,110,606
, ThCh$
3,297,873
and ThCh$ 329,691 respectively, net of deferred taxes.

Actuarial gains and losses on defined benefit plans reserves:
This reserve is originated as of January 1, 2013, as a result of the application of IAS Amendment No. 19 and whose effect as of December 31, 2021, 2020 and 2019 is a negative reserve of ThCh$
5,446,022
, ThCh$
9,026,175
and ThCh$ 7,728,154, respectively, net of deferred taxes.

Other reserves
: As of
December 31, 2021, 2020 and 2019
the amount is a negative reserve of ThCh$
35,175,097
,
ThCh$
28,220,816
and ThCh$ 28,172,631, respectively. Such reserves relate mainly to the following concepts:

-	Adjustment due to re-assessment of fixed assets carried out in 1979 (increase of ThCh$ 4,087,396).
-	Price level restatement of paid-up capital registered as of December 31, 2008, according to CMF Circular Letter No. 456 (decrease of ThCh$ 17,615,333).
-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2012 and 2013 (increase of ThCh$ 9,779,475).
-	Difference in purchase of shares of the subsidiary Manantial S.A. made during year 2016 (decrease of ThCh$ 7,801,153).
-
Difference in purchase of shares of the Alimentos Nutrabien S.A. made during year 2016 (decrease of

ThCh$ 5,426,209). On December 17, 2018 Food's and subsidiary CCU Inversiones S.A. sold their participation over Alimentos Nutrabien S.A. The aforementioned effect was accounted in result of the period.

-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2018 and 2017 (decrease of ThCh$ 13,054,114 and ThCh$ 2,075,441, respectively).
- Difference	in purchase of shares of Sáenz Briones y Cía. S.A.I.C. carried out on April 16, July 13 and August 9, 2021 (decrease of ThCh$ 7,199,525).
-	Difference in purchase of shares of Viña San Pedro Tarapacá S.A. carried out on September 10 and October 4, 2021 (increase of ThCh$ 245,244).